Change in Classification	12 Months Ended
Mar. 31, 2018
Disclosure Of Reclassifications Or Changes In Presentation [Abstract]
Change in Classification
41)	CHANGE IN CLASSIFICATION
(a)

During the year ended March 31, 2018, the Group modified the classification of ‘employees related payables’ from ‘accrued expenses’ classified in ‘Trade and other payables’ to ‘other current liabilities’ to reflect more appropriately the nature of such payables to the employees. Comparative amounts in the notes to the consolidated financial statements were reclassified for consistency. As a result, 5,514 as at March 31, 2017 was reclassified from ‘accrued expenses’ classified in ‘Trade and other payables’ to ‘other current liabilities’.

(b)

During the year ended March 31, 2018, the Group modified the classification of amount received in respect of vouchers sold to corporate customers from ‘other trade payables’ classified in ‘other current liabilities’ to ‘advance from customers’ classified in ‘other current liabilities’ to reflect more appropriately the nature of such amount received. Comparative amounts in the notes to the consolidated financial statements were reclassified for consistency. As a result USD 1,870 as at March 31, 2017 was reclassified from ‘other trade payables’ to ‘advance from customers’.

(c)

During the year ended March 31, 2017, the Group modified the classification of ‘Employees welfare expenses’ to reflect more appropriately the nature of such costs paid to the employees. Comparative amounts in the notes to the consolidated financial statements were reclassified for consistency. As a result, USD 13 for the year ended March 31, 2016 was reclassified from ‘Employees welfare expenses’ to ‘Wages, salaries and other short term employees benefits’’ included under ‘Personnel Expense’.

(d)

During the year ended March 31, 2017, the Group modified the classification of ‘prepaid expenses’ between current and non-current. Comparative amounts in the consolidated statement of financial position and the related notes were reclassified for consistency. As a result, USD 53 as at March 31, 2016 was reclassified from ‘other current assets’ to ‘other non-current assets’.